Condensed consolidated statements of changes in equity - USD ($) shares in Millions, $ in Millions		Total	Share capital	Treasury shares	Mandatorily convertible notes	Additional paid-in capital	Retained earnings	Foreign currency translation adjustments	Unrealized gains (losses) on derivative financial instruments	Unrealized gains (losses) on investments in equity instruments at FVOCI	Recognized actuarial losses	Equity attributable to the equity holders of the parent	Non-controlling interests
Beginning balance (in shares) at Dec. 31, 2018	[1],[2]		1,014
Beginning balance at Dec. 31, 2018		$ 44,108	$ 364	$ (569)	$ 0	$ 34,894	$ 25,611	$ (16,116)	$ 639	$ 212	$ (2,949)	$ 42,086	$ 2,022
Changes in equity [abstract]
Net (loss) income (including non-controlling interests)		45					(33)					(33)	78
Other comprehensive income (loss)		317						290	(7)	1		284	33
Total comprehensive income (loss)		362					(33)	290	(7)	1		251	111
Recognition of share-based payments (in shares)	[1],[2]		2
Recognition of share-based payments		(11)		54		(65)						(11)
Dividend		(258)					(203)					(203)	(55)
Share buyback (in shares)	[1],[2]		(4)
Share buyback		(90)		(90)								(90)
Ending balance (in shares) at Jun. 30, 2019	[1],[2]		1,012
Ending balance at Jun. 30, 2019		44,111	$ 364	(605)	0	34,829	25,375	(15,826)	632	213	(2,949)	42,033	2,078
Beginning balance (in shares) at Dec. 31, 2019	[1],[2]		1,012
Beginning balance at Dec. 31, 2019		40,483	$ 364	(602)	0	34,826	22,883	(16,125)	235	180	(3,240)	38,521	1,962
Changes in equity [abstract]
Net (loss) income (including non-controlling interests)		(1,645)					(1,679)					(1,679)	34
Other comprehensive income (loss)		(2,940)						(2,399)	(341)	(117)		(2,857)	(83)
Total comprehensive income (loss)		(4,585)					(1,679)	(2,399)	(341)	(117)		(4,536)	(49)
Offering of common shares (in shares)	[1],[2]		81
Offering of common shares (see note 4)		740	$ 29			711						740
Mandatorily convertible notes (see note 4)		1,047			1,047							1,047
Recognition of share-based payments		2		2		2	(2)					2
Dividend		(89)											(89)
Ending balance (in shares) at Jun. 30, 2020	[1],[2]		1,093
Ending balance at Jun. 30, 2020		$ 37,598	$ 393	$ (600)	$ 1,047	$ 35,539	$ 21,202	$ (18,524)	$ (106)	$ 63	$ (3,240)	$ 35,774	$ 1,824

[1]	Excludes treasury shares
[2]	In millions of shares